Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,381,704	$ 2,896,469
Less: Accumulated depreciation	(472,105)	(81,703)
Total property, plant and equipment, net	3,909,599	2,814,766
Cultivation facilities [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,268,969	2,734,357
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		48,515
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 112,735	$ 113,597